RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 487,139	$ 452,767
Series Twenty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,347	16,622
Series Twenty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	39,308	13,370
Series Twenty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,968	14,832
Series Twenty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,966	16,444
Series Twenty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,181	14,350
Series Twenty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	44,888	15,309
Series Twenty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,807	18,547
Series Twenty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,862	40,226
Series Twenty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,689	16,420
Series Twenty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,149	17,578
Series Thirty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,096	14,993
Series Thirty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,187	18,151
Series Thirty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,115	17,965
Series Thirty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,619	14,218
Series Thirty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,572	15,394
Series Thirty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,339	15,420
Series Thirty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,109	13,183
Series Thirty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	12,950	13,591
Series Thirty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,673	14,212
Series Thirty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	41,394	13,065
Series Forty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,322	15,081
Series Forty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,980	16,909
Series Forty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,406	16,382
Series Forty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,806	18,397
Series Forty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,185	14,621
Series Forty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	19,556	20,809
Series Forty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 15,665	$ 16,678